UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of September 30, 2011

(unaudited)

COMMON STOCKS — 71.8% OF TOTAL NET ASSETS

	Shares	Value(a)

Airlines - 5.3%
Delta Air Lines, Inc. (b)	3,010,000	$ 22,575,000

Banks - Money Center - 5.4%
Citigroup Inc.	900,000	23,058,000

Computer Software and Services - 1.4%
Baidu, Inc. ADR (b)(c)	58,000	6,200,780

Electronic and Communication Equipment - 5.8%
Apple Inc. (b)	65,000	24,776,700

Financial Services - 4.3%
MasterCard Incorporated	58,000	18,395,280

Health Care Services - 5.9%
Herbalife Ltd.	475,000	25,460,000

Heavy Capital Goods - 4.3%
Cummins Inc.	225,000	18,373,500

Insurance - 5.8%
Prudential Financial, Inc.	530,000	24,835,800

Peripherals - 4.6%
Western Digital Corporation (b)	760,000	19,547,200

Retail - 18.4%
Bed Bath & Beyond Inc. (b)	240,000	13,754,400
Macy’s, Inc.	835,000	21,977,200
Polo Ralph Lauren Corporation	148,000	19,195,600
Tiffany & Co.	390,000	23,719,800
		78,647,000

Services - 5.3%
priceline.com Incorporated (b)	51,000	22,922,460

Vehicle Assembly - 5.3%
Ford Motor Company (b)	2,350,000	22,724,500
TOTAL COMMON STOCKS (Identified cost $336,084,991)		307,516,220

BONDS — 27.7% OF TOTAL NET ASSETS

	Face Amount

Beverages and Tobacco - 8.0%
Altria Group, Inc., 9.950%, 11/10/2038	$24,000,000	34,201,992

United States Treasury - 19.7%
United States Treasury Notes, 0.375%, 10/31/2012	71,400,000	71,547,798
United States Treasury Notes, 0.750%, 03/31/2013	13,000,000	13,102,050
		84,649,848
TOTAL BONDS (Identified cost $109,350,490)		118,851,840

SHORT-TERM INVESTMENT — 0.3% OF TOTAL NET ASSETS
American Express Credit Corporation, 0.02%, 10/03/2011 (Cost $1,335,000)	1,335,000	1,335,000

TOTAL INVESTMENTS — 99.8% (Identified cost $446,770,481)(d)		427,703,060
Cash and receivables		2,364,727
Liabilities		(1,671,801)
TOTAL NET ASSETS — 100.0%		$428,395,986

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Mutual Fund’s investments as of September 30, 2011:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 307,516,220	$ —	$ —

Debt Securities
United States Treasury	—	84,649,848	—
Corporate	—	34,201,992	—
Commercial Paper	—	1,335,000	—
Total	$ 307,516,220	$120,186,840	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)	Non-income producing security.
(c)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(d)	Federal Tax Information: At September 30, 2011, the net unrealized depreciation on investments based on cost of $463,017,568 for Federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 16,867,631
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(52,182,139)
$(35,314,508)

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of September 30, 2011

(unaudited)

COMMON STOCKS — 99.6% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENTS TRUSTS - 89.3%

	Shares	Value(a)

Diversified - 9.3%
Digital Realty Trust, Inc.	1,494,500	$ 82,436,620
Vornado Realty Trust	580,000	43,279,600
		125,716,220

Lodging and Resorts - 14.3%
DiamondRock Hospitality Company	7,988,006	55,836,162
Host Hotels & Resorts, Inc.	6,320,490	69,146,161
LaSalle Hotel Properties	3,160,000	60,672,000
Sunstone Hotel Investors, Inc. (b)	1,400,000	7,966,000
		193,620,323

Office and Industrial - 12.3%
Boston Properties, Inc.	920,000	81,972,000
SL Green Realty Corp.	1,450,000	84,317,500
		166,289,500

Residential - 30.7%
AvalonBay Communities, Inc.	755,000	86,107,750
Camden Property Trust	1,290,000	71,285,400
Equity Residential	1,630,000	84,548,100
Essex Property Trust, Inc.	695,000	83,427,800
Home Properties, Inc.	1,579,860	89,672,854
		415,041,904

Retail - 16.3%
Simon Property Group, Inc.	1,085,673	119,402,316
Tanger Factory Outlet Centers, Inc.	2,415,000	62,814,150
Taubman Centers, Inc.	755,000	37,984,050
		220,200,516

Self Storage - 6.4%
Public Storage	780,000	86,853,000
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $1,152,375,246)		1,207,721,463

OTHER COMMON STOCKS - 10.3%

Real Estate Services - 10.3%
CB Richard Ellis Group, Inc. (b)	5,300,000	71,338,000
Jones Lang LaSalle Incorporated	1,310,000	67,871,100
		139,209,100

TOTAL OTHER COMMON STOCKS - (Identified cost $171,577,469)		139,209,100
TOTAL COMMON STOCKS (Identified cost $1,323,952,715)		1,346,930,563

SHORT-TERM INVESTMENT — 0.5% OF TOTAL NET ASSETS	Face Amount
American Express Credit Corporation, 0.02%, 10/03/2011 (Cost $6,215,000)	$6,215,000	6,215,000
TOTAL INVESTMENTS — 100.1% (Identified cost $1,330,167,715)(c)		1,353,145,563
Cash and receivables		18,258,122
Liabilities		(18,938,240)
TOTAL NET ASSETS — 100.0%		$1,352,465,445

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.  For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Realty Fund’s investments as of September 30, 2011:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,346,930,563	$ —	$ —

Debt Securities
Commercial Paper	—	6,215,000	—
Total	$1,346,930,563	$ 6,215,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)	Non-income producing security.
(c)	Federal Tax Information: At September 30, 2011, the net unrealized depreciation on investments based on cost of $1,370,195,431 for Federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 98,821,988
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(115,871,856)
$ (17,049,868)

The cost basis and unrealized appreciation/ (depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended September 30, 2011:

Name of Issuer	Number of Shares Held December 31, 2010	Gross Purchases	Gross Sales	Number of Shares Held September 30, 2011	Dividend Income	Market Value September 30, 2011

DiamondRock Hospitality Company*	7,788,006	200,000	—	7,988,006	$ —	$ 55,836,162
Total					$ —	$ 55,836,162

* Position is no longer considered an affiliated issuer.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of September 30, 2011

(unaudited)

COMMON STOCKS — 99.5% OF TOTAL NET ASSETS

	Shares	Value(a)

Airlines - 13.0%
Delta Air Lines, Inc. (b)	15,000,000	$ 112,500,000
United Continental Holdings, Inc. (b)	6,100,000	118,218,000
		230,718,000

Banks - Money Center - 11.4%
Citigroup Inc.	4,270,000	109,397,400
Morgan Stanley	6,900,000	93,150,000
		202,547,400

Computer Software and Services - 5.0%
Baidu, Inc. ADR (b)(c)(d)	820,000	87,666,200

Electronic and Communication Equipment - 5.1%
Apple Inc. (b)	238,000	90,720,840

Financial Services - 3.7%
MasterCard Incorporated	205,000	65,017,800

Health Care Services - 8.2%
Herbalife Ltd. (c)	2,710,000	145,256,000

Heavy Capital Goods - 5.1%
Cummins Inc.	1,109,500	90,601,770

Hotels and Restaurants - 4.1%
Wynn Resorts, Limited	628,000	72,270,240

Media - 5.3%
CBS Corporation	4,600,000	93,748,000

Office Equipment and Supplies - 1.0%
International Business Machines Corporation	100,000	17,503,000

Peripherals - 5.2%
Western Digital Corporation (b)	3,610,000	92,849,200

Retail - 14.3%
Amazon.com, Inc. (b)	215,000	46,489,450
Nordstrom, Inc.	150,000	6,852,000
Polo Ralph Lauren Corporation	660,000	85,602,000
Tiffany & Co.	1,867,200	113,563,104
		252,506,554

Services - 8.4%
priceline.com Incorporated (b)	330,000	148,321,800

Textile and Apparel - 3.9%
V.F. Corporation	565,000	68,658,800

Vehicle Assembly - 5.8%
Ford Motor Company (b)	10,700,000	103,469,000

TOTAL COMMON STOCKS (Identified cost $1,993,115,033)		1,761,854,604

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS	Face Amount
American Express Credit Corporation, 0.02%, 10/03/2011 (Cost $10,880,000)	$10,880,000	10,880,000

TOTAL INVESTMENTS — 100.1% (Identified cost $2,003,995,033)(e)		1,772,734,604
Cash and receivables		115,921,455
Liabilities		(117,196,523)
TOTAL NET ASSETS — 100.0%		$1,771,459,536

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Focus Fund’s investments as of September 30, 2011:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,761,854,604	$ —	$ —

Debt Securities
Commercial Paper	—	10,880,000	—
Total	$1,761,854,604	$ 10,880,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)	Non-income producing security.
(c)	The Fund had approximately 13% of its net assets at September 30, 2011 invested in companies incorporated in the Cayman Islands.
(d)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(e)	Federal Tax Information: At September 30, 2011, the net unrealized depreciation on investments based on cost of $2,059,806,177 for Federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 59,605,241
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(346,676,814)
$(287,071,573)

The cost basis and unrealized appreciation/ (depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b)  There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date:

November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date:

November 15, 2011

By:

/S/ Jem A. Hudgins

Jem A. Hudgins

CFO & Treasurer

Principal Financial Officer

Date:

November 15, 2011